Income Taxes (Tables)	12 Months Ended
Dec. 31, 2020
Income Taxes
Schedule of Reconciliation of Expected Income Tax Recovery to Actual Income Tax Recovery

A reconciliation of the expected income tax recovery to the actual income tax recovery is as follows:

(All amounts in tables are expressed in thousands of Canadian dollars)

	Year ended December 31, 2020	Year ended December 31, 2019
Net loss	$(2,741)	$(28,859)
Statutory tax rate	27%	27%
Expected income tax recovery at the statutory tax rate	(740)	(7,792)
Permanent differences and other	222	7,063
Change in valuation allowance	518	729
Net deferred income tax recovery	$-	$-

Schedule of Significant Components of Deferred Income Tax Assets and Liabilities

The significant components of the Company’s deferred income tax assets and liabilities are as follows:

	Year ended December 31, 2020	Year ended December 31, 2019
Exploration and evaluation assets	$7,198	$7,058
Loss carry-forwards	4,878	4,433
Share issuance costs	175	279
Cumulative eligible capital	34	34
Investment	35	-
Equipment	102	100
	12,422	11,904
Valuation allowance	(12,422)	(11,904)
Net deferred tax asset	$-	$-

Schedule of Tax Pools Relating to Deductible Temporary Differences and their Expirations

The tax pools relating to these deductible temporary differences expire as follows:

	Canadian non-capital losses	Canadian net-capital losses	Canadian resource pools	Canadian share issue costs
2021	$-	$-	$-	$319
2022	-	-	-	209
2023	-	-	-	93
2024	-	-	-	25
2030	696	-	-	-
2031	517	-	-	-
2032	645	-	-	-
2033	847	-	-	-
2034	1,484	-	-	-
2035	2,141	-	-	-
2036	2,213	-	-	-
2037	2,637	-	-	-
2038	2,656	-	-	-
2039	2,583	-	-	-
2040	1,592	-	-	-
No expiry	-	57	65,775
	$16,462	$57	$65,775	646